Equity settled share-based payments - Weighted average grant date fair values (Details)	1 Months Ended			6 Months Ended	12 Months Ended
	Oct. 31, 2023 shares	Mar. 31, 2023 shares $ / shares	Oct. 31, 2022 shares	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-average exercise price, outstanding at the beginning (in dollars per share)				$ 0	$ 0.036	$ 0.036	$ 0.036
Weighted-average exercise price, forfeited during the year (in dollars per share)					0.036	0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)				$ 0	$ 0	$ 0.036	$ 0.036
IFRS Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at the beginning | shares				6,165,460	0
Number of options, granted | shares	22,472	5,084,800	143,436	125,672	6,561,596
Number of options, vested | shares				(209,116)	(288,336)
Number of options, forfeited | shares				(123,760)	(107,800)
Number of options, outstanding at the end | shares				5,958,256	6,165,460	0
Weighted-average exercise price, outstanding at the beginning (in dollars per share)				$ 0.036	$ 0
Weighted-average exercise price, granted during the year (in dollars per share)				0.030	0.035
Weighted-average exercise price, vested during the year (in dollars per share)				0.024	0.026
Weighted-average exercise price, forfeited during the year (in dollars per share)				0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)				0.036	0.036	$ 0
Weighted-average exercise price, outstanding at the beginning (in dollars per share)				4.22	0
Weighted-average exercise price, granted (in dollars per share)		$ 0.036		5.37	4.12
Weighted-average exercise price, vested (in dollars per share)				3.55	2.42
Weighted-average exercise price, forfeited (in dollars per share)				3.16	2.89
Weighted-average exercise price, outstanding at the end (in dollars per share)				$ 4.32	$ 4.22	$ 0